UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00487
SECURITY LARGE CAP VALUE FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY LARGE CAP VALUE FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments	Security Large Cap Value Fund
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK — 96.3%
Aerospace & Defense — 3.2%
United Technologies Corporation	47,400	$2,924,580

Air Freight & Logistics — 3.0%
FedEx Corporation	35,300	2,781,287

Broadcasting & Cable TV — 1.6%
CBS Corporation (Cl.B)	77,100	1,502,679

Building Products — 3.8%
USG Corporation *	117,300	3,468,561

Computer Hardware — 1.8%
Hewlett-Packard Company	37,400	1,653,454

Construction Materials — 1.0%
Vulcan Materials Company	15,000	896,700

Consumer Finance — 3.2%
Capital One Financial Corporation	61,700	2,345,217
First Marblehead Corporation	254,950	655,221

		3,000,438

Data Processing & Outsourced Services — 2.8%
Western Union Company	103,000	2,546,160

Department Stores — 1.5%
JC Penney Company, Inc.	38,500	1,397,165

Diversified Banks — 1.1%
Wells Fargo & Company	43,800	1,040,250

Diversified Chemicals — 1.3%
Dow Chemical Company	33,600	1,172,976

Diversified Commercial & Professional Services — 1.1%
Equifax, Inc.	29,400	988,428

Drug Retail — 2.6%
CVS Caremark Corporation	60,400	2,390,028

Electric Utilities — 2.3%
Edison International	41,700	2,142,546

Electronic Manufacturing Services — 0.8%
Tyco Electronics, Ltd.	20,450	732,519

Exchange Traded Funds — 4.5%
iShares Russell 1000 Value Index Fund	30,300	2,092,215
iShares S&P 500 Value Index Fund	32,500	2,060,500

		4,152,715

Health Care Equipment — 2.8%
Covidien, Ltd.	20,350	974,562
Hospira, Inc. *	40,800	1,636,488

		2,611,050

Health Care Services — 1.6%
Medco Health Solutions, Inc. *	31,400	1,482,080

Home Improvement Retail — 3.3%
Home Depot, Inc.	34,800	815,016
Lowe’s Companies, Inc.	105,600	2,191,200

		3,006,216

Hypermarkets & Super Centers — 6.8%
Costco Wholesale Corporation	33,200	2,328,648
Wal-Mart Stores, Inc.	69,700	3,917,140

		6,245,788

Industrial Conglomerates — 5.5%
General Electric Company	101,700	2,714,373
McDermott International, Inc. *	24,300	1,503,927
Tyco International, Ltd.	20,450	818,818

		5,037,118

Integrated Oil & Gas — 8.0%
Chevron Corporation	21,000	2,081,730
ConocoPhillips	8,900	840,071
Exxon Mobil Corporation	33,000	2,908,290
Sasol, Ltd. ADR	26,000	1,532,440

		7,362,531

Integrated Telecommunication Services — 0.9%
Windstream Corporation	69,176	853,632

Movies & Entertainment — 2.5%
News Corporation	27,500	413,600
Time Warner, Inc.	125,600	1,858,880

		2,272,480

Multi-Line Insurance — 3.0%
American International Group, Inc.	105,100	2,780,946

Oil & Gas Equipment & Services — 2.8%
Halliburton Company	48,100	2,552,667

Oil & Gas Storage & Transportation — 2.9%
Williams Companies, Inc.	65,500	2,640,305

Other Diversified Financial Services — 3.1%
JPMorgan Chase & Company	83,300	2,858,023

Pharmaceuticals — 2.6%
Schering-Plough Corporation	121,200	2,386,428

Property & Casualty Insurance — 4.8%
Berkshire Hathaway, Inc. *	37	4,467,750

Railroads — 4.2%
Union Pacific Corporation	51,000	3,850,500

Specialty Chemicals — 1.6%
Rohm & Haas Company	31,400	1,458,216

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Large Cap Value Fund
June 30, 2008 (Unaudited) — continued

	Shares	Value
COMMON STOCK (continued)
Thrifts & Mortgage Finance — 1.7%
Federal Home Loan Mortgage Corporation	63,600	$1,043,040
Federal National Mortgage Association	29,300	571,643

		1,614,683

Tobacco — 2.6%
Altria Group, Inc.	34,800	715,488
Philip Morris International, Inc.	34,800	1,718,772

		2,434,260

TOTAL COMMON STOCK (Cost $90,407,245)		$88,705,159

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES — 1.1%
Federal Home Loan Bank 1.95% — 2008	$1,000,000	999,892

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES		$999,892
(Cost $999,892)

COMMERCIAL PAPER — 2.2%
Banking — 1.1%
Wells Fargo & Company, Inc. 2.25%, 7/1/2008	1,000,000	1,000,000

Electric — 1.1%
FPL Group Capital, Inc. 2.70%, 7/2/2008 (1)	1,000,000	999,925

TOTAL COMMERCIAL PAPER (Cost $1,999,925)		$1,999,925

REPURCHASE AGREEMENT — 0.2%
UMB Financial Corp, 1.89%, Dated 6/30/08, matures 7/1/08; repurchase amount $195,010 (Collateralized by U.S. Treasury Note, 7/31/08, 5.00% with a value of $198,998)	$195,000	$195,000

TOTAL REPURCHASE AGREEMENT (Cost $195,000)		$195,000

Total Investments (Security Large Cap Value Fund) (Cost $93,602,062) — 99.8%		$91,899,976
Other Assets in Excess of Liabilities — 0.2%		189,806

TOTAL NET ASSETS — 100.0%		$92,089,782

Footnotes
Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $93,671,482.

*	— Non-income producing security

1	— Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $999,925 (cost $999,925), or 1.1% of total net assets.
Glossary:
ADR — American Depositary Receipt

See notes to financial statements.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
     For federal income tax purposes, the amount of unrealized appreciation (depreciation) on investments at June 30, 2008, was as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
Security Large Cap Value Fund	$14,902,415	$(16,673,921)	$(1,771,506)

2. Security Valuation
     Security Valuation — Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY LARGE CAP VALUE FUND

By:	/s/ Richard M. Goldman
Richard M. Goldman, President

Date:	August 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard M. Goldman

Richard M. Goldman, President

Date:	August 28, 2008

By:	/s/ Brenda M. Harwood

Brenda M. Harwood, Treasurer

Date:	August 28, 2008